Financial Instruments - Liquidity Analysis for Derivative Financial Instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	$ 0	$ (2)
Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	426	334
Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	426	336
Less Than 1 Month [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	(1)
Less Than 1 Month [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	62	125
Less Than 1 Month [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	62	126
1-3 Months [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	(1)
1-3 Months [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	238	173
1-3 Months [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	238	174
3 Months to 1 Year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
3 Months to 1 Year [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	126	36
3 Months to 1 Year [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	126	36
1-5 Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	$ 0	$ 0